Group entities	12 Months Ended
Dec. 31, 2025
Group entities
Group entities

38Group entities

Intercompany balances with holding company

						Intercompany
						balances
	Activity of	Functional	Country of	Legal		with holding
	the company	currency	incorporation	shareholding		company
				2025	2024	2025	2024
Caledonia Holdings Zimbabwe (Private) Limited	Services	$	Zimbabwe	100	100	(5,161)	(5,699)
Caledonia Mining Services (Private) Limited	Solar power provider	$	Zimbabwe	—	100	—	4,403
Fintona Investments Proprietary Limited	Dormant	ZAR	South Africa	100	100	14,860	14,860
Caledonia Mining South Africa Proprietary Limited	Procurement and services	ZAR	South Africa	100	100	(10,224)	(8,006)
Greenstone Management Services Holdings Limited	Investment holding	$	United Kingdom	100	100	(41,066)	(34,437)
Blanket Mine (1983) (Private) Limited (2)	Mining	$	Zimbabwe	64	64	(5,588)	(2,867)
Blanket Employee Trust Services (Private) Limited (“BETS”) (1)	Employee trust	$	Zimbabwe	—	—	—	—
Motapa Mining Company UK Limited	Investment holding	$	United Kingdom	100	100	1	1
Arraskar Investments (Private) Limited	Exploration	$	Zimbabwe	100	100	—	—
Bilboes Gold Limited(3)	Investment holding	$	United Arab Emirates	100	100	193	40
Bilboes Holdings (Private) Limited	Gold project	$	United Kingdom	100	100	928	831
Caledonia Mining FZCO	Procurement	$	United Arab Emirates	100	100	503	436
Caledonia (Connemara) (Private) Limited	Dormant	$	Zimbabwe	100	100	—	—
Caledonia (Maligreen) (Private) Limited	Dormant	$	Zimbabwe	100	100	—	—
Caledonia (Bilboes & Motapa) (Private) Limited	Dormant	$	Zimbabwe	100	100	—	—

(1)	BETS and the Community Trust are consolidated as structured entities.
(2)	Refer to note 5 for the effective shareholding. NCI has a 13.2% (2024: 13.2%) interest in cash flows of Blanket only.
(3)	Bilboes Gold Limited, previously registered in Mauritius, was registered in Dubai in December 2025.

Intercompany transactions with holding company

	Loans advanced/				Foreign exchange
	(repaid)		Interest received		profits
	2025	2024	2025	2024	2025	2024
Caledonia Holdings Zimbabwe (Private) Limited	37	(26)	501	506	—	—
Caledonia Mining Services (Private) Limited	(4,403)	(6,536)	—	380	—	—
Caledonia Mining South Africa Proprietary Limited	227	1,039	(554)	(559)	(1,891)	214
Greenstone Management Services Holdings Limited	(4,693)	15,356	(1,936)	(1,644)	—	—
Blanket Mine (1983) (Private) Limited	(2,439)	(2,623)	(282)	(27)	—	—
Motapa Mining Company UK Limited	—	1	—	—	—	—
Bilboes Gold Limited	145	40	8	—	—	—
Bilboes Holdings (Private) Limited	89	23	8	3	—	—
Caledonia Mining FZCO	67	375	—	—	—	—
	(10,970)	7,649	(2,255)	(1,341)	(1,891)	214